Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income:
Interest and fees on loans	$ 30,194	$ 32,758	$ 36,374
Interest on due from banks	85	51	33
Interest on investment securities:
U.S. Government sponsored enterprises	1,639	2,746	5,414
States and political subdivisions	4,427	3,403	3,180
Other	351	287	258
Total interest income	36,696	39,245	45,259
Interest expense:
NOW, MMDA & savings deposits	732	1,180	2,263
Time deposits	1,650	3,205	5,035
FHLB borrowings	2,518	2,744	2,956
Junior subordinated debentures	398	438	407
Other	55	129	285
Total interest expense	5,353	7,696	10,946
Net interest income	31,343	31,549	34,313
Provision for loan losses	2,584	4,924	12,632
Net interest income after provision for loan losses	28,759	26,625	21,681
Non-interest income:
Service charges	4,566	4,764	5,106
Other service charges and fees	1,172	1,940	2,090
Other than temporary impairment losses	0	0	(144)
Gain on sale of securities	614	1,218	4,406
Mortgage banking income	1,228	1,229	757
Insurance and brokerage commissions	661	517	471
Loss on sale and write-down of other real estate	(581)	(1,136)	(1,322)
Miscellaneous	4,992	4,005	3,149
Total non-interest income	12,652	12,537	14,513
Non-interest expense:
Salaries and employee benefits	16,851	16,426	14,766
Occupancy	5,539	5,236	5,339
Other	10,451	10,120	9,467
Total non-interest expense	32,841	31,782	29,572
Earnings before income taxes	8,570	7,380	6,622
Income tax expense	1,879	1,587	1,463
Net earnings	6,691	5,793	5,159
Dividends and accretion on preferred stock	656	1,010	1,393
Net earnings available to common shareholders	$ 6,035	$ 4,783	$ 3,766
Basic net earnings per common share	$ 1.08	$ 0.86	$ 0.68
Diluted net earnings per common share	$ 1.07	$ 0.86	$ 0.68
Cash dividends declared per common share	$ 0.12	$ 0.18	$ 0.08